Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 10,998,869
Balance at the end of the period	9,890,099		$ 10,998,869
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the period	6,301,007	$ 15,573,570	15,573,570
Additions to construction in progress	2,934,658	4,102,723
Transfers against expenses	(1,569,446)	(3,363,914)
Transfers against fixed assets	(2,689,925)	(4,991,275)
Balance at the end of the period	$ 4,976,294	$ 11,321,104	$ 6,301,007